BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (16.5%)
$14,586,785	AIM Aviation Finance, Ltd. 2015-1A1	02/15/40	4.213%	$12,555,232
28,830,000	AmeriCredit Automobile Receivables Trust 2021-2	11/18/24	0.260	28,842,971
5,262,357	Amur Equipment Finance Receivables VI LLC 2018-2A1	07/20/22	3.890	5,322,664
9,015,060	Amur Equipment Finance Receivables VII LLC 2019-1A1	06/20/24	2.630	9,144,753
13,086,369	Bankers Healthcare Group Securitization Trust 2020-A1	09/17/31	2.560	13,287,522
13,470,390	BCC Funding Corp. XVI LLC 2019-1A1	08/20/24	2.460	13,636,081
15,439,628	Business Jet Securities LLC 2020-1A1	11/15/35	2.981	15,778,363
22,855,159	Capital Automotive LLC 2017-1A1	04/15/47	3.870	22,910,622
20,651,206	CARS-DB4 LP 2020-1A1	02/15/50	3.190	21,263,358
24,244,086	CF Hippolyta LLC 2020-1[1]	07/15/60	1.690	24,787,067
15,037,577	Chesapeake Funding II LLC 2019-1A1	04/15/31	2.940	15,162,343
24,059,553	Chesapeake Funding II LLC 2020-1A1	08/16/32	0.870	24,208,212
13,210,560	Chesterfield Financial Holdings LLC 2014-1A1,2	12/15/34	4.500	13,234,151
917,495	CIG Auto Receivables Trust 2019-1A1	08/15/24	3.330	919,330
13,705,098	CIG Auto Receivables Trust 2020-1A1	10/12/23	0.680	13,719,217
18,960,000	Credit Acceptance Auto Loan Trust 2019-3A1	11/15/28	2.380	19,302,236
57,480,000	Credit Acceptance Auto Loan Trust 2020-3A1	10/15/29	1.240	58,120,689
65,924,000	Dell Equipment Finance Trust 2019-2[1]	10/22/24	1.910	66,438,596
29,900,000	Donlen Fleet Lease Funding 2 LLC 2021-2[1]	12/11/34	0.560	29,954,738
28,790,392	Drive Auto Receivables Trust 2021-1	12/15/23	0.360	28,804,758
5,604,556	ECAF I, Ltd. 2015-1A1	06/15/40	3.473	5,427,979
17,170,000	Elm Trust 2020-3A1	08/20/29	2.954	17,257,658
7,491,029	Enterprise Fleet Financing LLC 2019-1[1]	10/20/24	2.980	7,544,910
21,687,588	Enterprise Fleet Financing LLC 2019-2[1]	02/20/25	2.290	21,951,578
8,826,989	Exeter Automobile Receivables Trust 2021-1A	06/15/23	0.300	8,827,719
11,426,065	FCI Funding LLC 2021-1A1	04/15/33	1.130	11,441,000
22,101,265	FNA LLC 2019-1[2]	12/10/31	3.000	22,185,250
1,763,493	Foursight Capital Automobile Receivables Trust 2020-1[1]	09/15/23	1.970	1,766,002
9,750,000	Foursight Capital Automobile Receivables Trust 2021-2[1]	04/15/25	0.400	9,753,280
372,822	FREED ABS Trust 2019-2[1]	11/18/26	2.620	373,145
3,974,043	FREED ABS Trust 2020-FP1[1]	03/18/27	2.520	3,991,024
26,213,169	Global SC Finance VII Srl 2020-1A1	10/17/40	2.170	26,531,622
27,029,117	Global SC Finance VII Srl 2020-2A1	11/19/40	2.260	27,456,328
14,553,382	Hercules Capital Funding Trust 2018-1A1	11/22/27	4.605	14,626,664
28,190,000	Lendmark Funding Trust 2019-1A1	12/20/27	3.000	28,775,568
21,710,000	Lendmark Funding Trust 2019-2A1	04/20/28	2.780	22,322,380
37,354,612	Madison Park Funding X, Ltd. 2012-10A (3-Month USD-LIBOR + 1.010%)[1,3]	01/20/29	1.144	37,373,289
40,030,000	Madison Park Funding XXV, Ltd. 2017-25A (3-Month USD-LIBOR + 0.970%)[1,3]	04/25/29	1.095	40,021,994
12,620,000	Mariner Finance Issuance Trust 2019-AA1	07/20/32	2.960	12,913,741
16,460,000	Mariner Finance Issuance Trust 2020-AA1	08/21/34	2.190	16,871,646
28,764,392	Nationstar HECM Loan Trust 2020-1A1,3,4	09/25/30	1.269	28,840,502
27,120,000	Navistar Financial Dealer Note Master Trust 2020-1 (1-Month USD-LIBOR + 0.950%)[1,3]	07/25/25	1.039	27,238,669
2,958,342	New Mexico Educational Assistance Foundation 2013-1 (1-Month USD-LIBOR + 0.700%)[3]	01/02/25	0.800	2,959,549
40,570,000	New Residential Advance Receivables Trust Advance Receivables Backed 2020-T1[1]	08/15/53	1.426	40,670,025

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	ASSET BACKED SECURITIES (continued)
$4,654,886	Newtek Small Business Loan Trust 2016-1A (1-Month USD-LIBOR + 3.000%)[1,3]	02/25/42	3.089%	$4,664,318
21,040,000	NextGear Floorplan Master Owner Trust 2018-2A1	10/15/23	3.690	21,190,438
21,800,000	NextGear Floorplan Master Owner Trust 2019-1A1	02/15/24	3.210	22,147,584
17,140,000	NextGear Floorplan Master Owner Trust 2019-2A1	10/15/24	2.070	17,507,041
30,640,000	NextGear Floorplan Master Owner Trust 2020-1A1	02/15/25	1.550	31,153,051
3,459,378	NMEF Funding LLC 2019-A1	08/17/26	2.730	3,473,675
24,700,000	NRZ Advance Receivables Trust 2015-ON1 2020-T2[1]	09/15/53	1.475	24,774,384
10,200,000	NRZ Advance Receivables Trust 2015-ON1 2020-T3[1]	10/15/52	1.317	10,209,642
21,250,000	OnDeck Asset Securitization Trust III LLC 2021-1A1	05/17/27	1.590	21,436,333
13,730,258	OneMain Financial Issuance Trust 2019-1A1	02/14/31	3.480	13,746,438
44,890,000	Oportun Funding XII LLC 2018-D1	12/09/24	4.150	45,016,689
26,430,000	Oportun Funding XIII LLC 2019-A1	08/08/25	3.080	27,029,657
832,480	OSCAR US Funding Trust IX LLC 2018-2A1	09/12/22	3.390	835,044
23,280,000	OSCAR US Funding Trust XII LLC 2021-1A1	03/11/24	0.400	23,261,180
21,200,000	OSCAR US Funding Trust XIII LLC 2021-2A1	08/12/24	0.390	21,178,930
20,000,000	Palmer Square Loan Funding, Ltd. 2019-3A (3-Month USD-LIBOR + 1.600%)[1,3]	08/20/27	1.755	20,003,684
15,000,000	Palmer Square Loan Funding, Ltd. 2019-4A (3-Month USD-LIBOR + 1.600%)[1,3]	10/24/27	1.725	15,002,987
19,490,000	Parliament Clo II, Ltd. 2021-2A (3-Month USD-LIBOR + 1.350%)[1,3]	08/20/32	0.000	19,490,000
20,351,752	Pawnee Equipment Receivables Series LLC 2019-1[1]	10/15/24	2.290	20,562,384
20,578,246	Pawnee Equipment Receivables Series LLC 2020-1[1]	11/17/25	1.370	20,680,378
18,200,000	PFS Financing Corp. 2019-A1	04/15/24	2.860	18,527,316
27,650,000	PFS Financing Corp. 2019-C1	10/15/24	2.230	28,245,175
23,070,000	PFS Financing Corp. 2020-F1	08/15/24	0.930	23,195,953
18,070,000	Regional Management Issuance Trust 2020-1[1]	10/15/30	2.340	18,449,580
27,400,000	Republic Finance Issuance Trust 2019-A1	11/22/27	3.430	27,679,584
16,470,000	Republic Finance Issuance Trust 2020-A1	11/20/30	2.470	16,802,916
31,000,000	Santander Drive Auto Receivables Trust 2020-3	07/15/24	0.520	31,037,746
27,710,000	Santander Drive Auto Receivables Trust 2021-2	04/15/24	0.280	27,714,425
34,490,000	Santander Revolving Auto Loan Trust 2019-A1	01/26/32	2.510	36,454,402
8,087,387	SCF Equipment Leasing LLC 2019-2A1	06/20/24	2.220	8,133,616
11,624,296	Shenton Aircraft Investment I, Ltd. 2015-1A1	10/15/42	4.750	11,180,668
50,567,683	Stack Infrastructure Issuer LLC 2019-1A1	02/25/44	4.540	53,546,635
19,160,000	Stack Infrastructure Issuer LLC 2020-1A1	08/25/45	1.893	19,297,496
29,643,289	SWC Funding LLC 2018-1A1,2	08/15/33	4.750	29,451,161
50,790,000	Symphony CLO XXI, Ltd. 2019-21A (3-Month USD-LIBOR + 1.060%)[1,3]	07/15/32	1.186	50,790,000
27,390,000	Trafigura Securitisation Finance, Plc. 2018-1A1	03/15/22	3.730	27,484,057
5,256,856	Veros Automobile Receivables Trust 2020-1[1]	09/15/23	1.670	5,268,157
2,362,851	Westlake Automobile Receivables Trust 2019-3A1	02/15/23	2.150	2,365,960
57,764,631	Westlake Automobile Receivables Trust 2020-3A1	05/15/24	0.560	57,872,177
38,500,000	Westlake Automobile Receivables Trust 2021-1A1	10/15/24	0.390	38,529,657
47,730,000	Westlake Automobile Receivables Trust 2021-2A1	04/15/25	0.320	47,748,958
2,749,183	WRG Debt Funding II LLC 2017-1[1,2]	03/15/26	4.458	2,749,473
	Total Asset Backed Securities
	(Cost $1,826,276,094)			1,840,403,374

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES (4.2%)
$26,807,000	BB-UBS Trust 2012-TFT[1,3,4]	06/05/30	3.678%	$24,259,925
12,604,600	BX Commercial Mortgage Trust 2018-IND (1-Month USD-LIBOR + 0.750%)[1,3]	11/15/35	0.843	12,620,755
13,860,819	BX Commercial Mortgage Trust 2019-XL (1-Month USD-LIBOR + 0.920%)[1,3]	10/15/36	1.013	13,891,262
29,152,760	BX Trust 2019-RP (1-Month USD-LIBOR + 1.045%)[1,3]	06/15/34	1.138	29,135,312
39,480,000	BXMT, Ltd. 2020-FL2 (30-Day SOFR + 1.014%)[1,3]	02/15/38	1.060	39,456,312
20,990,000	BXMT, Ltd. 2020-FL3 (30-Day SOFR + 1.514%)[1,3]	03/15/37	1.560	21,089,131
17,250,000	BXMT, Ltd. 2021-FL4 (1-Month USD-LIBOR + 1.050%)[1,3]	05/15/38	1.143	17,330,645
31,329,000	CG-CCRE Commercial Mortgage Trust 2014-FL2 (1-Month USD-LIBOR + 2.900%)[1,3]	11/15/31	2.671	25,915,349
9,690,000	Commercial Mortgage Pass Through Certificates 2013-GAM[1,3,4]	02/10/28	3.531	9,396,607
47,420,000	GB Trust 2020-FLIX (1-Month USD-LIBOR + 1.120%)[1,3]	08/15/37	1.213	47,462,626
19,337,720	HPLY Trust 2019-HIT (1-Month USD-LIBOR + 1.000%)[1,3]	11/15/36	1.093	19,349,866
33,400,087	KKR Industrial Portfolio Trust 2020-AIP (1-Month USD-LIBOR + 1.037%)[1,3]	03/15/37	1.130	33,444,412
8,195,021	KREF, Ltd. 2018-FL1 (1-Month USD-LIBOR + 1.100%)[1,3]	06/15/36	1.191	8,197,480
33,690,000	MHC Commercial Mortgage Trust 2021-MHC (1-Month USD-LIBOR + 0.801%)[1,3]	04/15/38	0.894	33,753,216
32,615,000	Morgan Stanley Capital I Trust 2017-CLS (1-Month USD-LIBOR + 0.700%)[1,3]	11/15/34	0.793	32,636,307
28,602,573	PFP, Ltd. 2021-7 (1-Month USD-LIBOR + 0.850%)[1,3]	04/14/38	0.943	28,512,761
24,260,000	STWD, Ltd. 2019-FL1 (30-Day SOFR + 1.194%)[1,3]	07/15/38	1.239	24,267,278
49,328,623	TPG Real Estate Finance Issuer, Ltd. 2018-FL2 (1-Month USD-LIBOR + 1.130%)[1,3]	11/15/37	1.221	49,343,421
	Total Commercial Mortgage Backed Securities
	(Cost $476,893,111)			470,062,665

	CORPORATE BONDS (40.8%)
	AUTO MANUFACTURERS (1.3%)
20,585,000	Daimler Finance North America LLC[1]	02/22/22	3.400	20,934,060
31,695,000	Ford Motor Credit Co. LLC	08/02/21	5.875	31,695,000
82,838,000	General Motors Financial Co., Inc.	01/14/22	3.450	83,784,667
7,750,000	General Motors Financial Co., Inc.	07/08/22	3.550	7,971,029
				144,384,756

	BANKS (12.4%)
14,895,000	ANZ New Zealand Int'l, Ltd., London Branch[1]	03/19/24	3.400	15,972,666
19,435,000	ASB Bank, Ltd.[1]	06/14/23	3.750	20,635,368
34,375,000	Australia & New Zealand Banking Group, Ltd.	05/19/22	2.625	35,053,867
35,542,000	Bank of America Corp. (3-Month USD-LIBOR + 1.160%)[3]	01/20/23	3.124	35,990,884
54,710,000	Bank of New Zealand[1]	02/20/24	3.500	58,737,946
85,200,000	Bank of Nova Scotia	03/07/22	2.700	86,491,884
32,500,000	Bank of Nova Scotia (SOFR + 0.380%)[3]	07/31/24	0.430	32,500,163
26,935,000	BNP Paribas S.A.[1]	05/23/22	2.950	27,507,118
14,660,000	BNZ International Funding, Ltd., London Branch[1]	03/01/23	3.375	15,362,869
19,610,000	Canadian Imperial Bank of Commerce (SOFR + 0.800%)[3]	03/17/23	0.850	19,805,708

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
$12,895,000	BANKS (continued) Canadian Imperial Bank of Commerce	06/22/23	0.450%	$12,903,343
60,560,000	Canadian Imperial Bank of Commerce	09/13/23	3.500	64,599,533
9,198,000	Citigroup, Inc.	08/02/21	2.350	9,198,000
33,260,000	Citigroup, Inc.	12/08/21	2.900	33,495,770
32,239,000	Citigroup, Inc.	10/27/22	2.700	33,123,309
12,753,000	Citigroup, Inc. (3-Month USD-LIBOR + 0.950%)[3]	07/24/23	2.876	13,055,368
17,940,000	Commonwealth Bank of Australia[1]	09/06/21	2.000	17,970,611
23,400,000	DNB Bank ASA[1]	12/02/22	2.150	23,987,407
10,635,000	Fifth Third Bancorp	01/25/24	3.650	11,402,785
31,800,000	Goldman Sachs Group, Inc.	01/27/23	0.481	31,817,152
16,845,000	Goldman Sachs Group, Inc.	03/08/23	0.523	16,857,570
50,978,000	Goldman Sachs Group, Inc. (3-Month USD-LIBOR + 0.990%)[3]	07/24/23	2.905	52,169,383
26,887,000	HSBC Holdings, Plc.	03/30/22	4.000	27,556,164
33,350,000	HSBC Holdings, Plc. (SOFR + 1.929%)[3]	06/04/26	2.099	34,432,829
62,235,000	JPMorgan Chase & Co. (SOFR + 0.580%)[3]	03/16/24	0.697	62,482,695
33,270,000	JPMorgan Chase & Co. (SOFR + 1.585%)[3]	03/13/26	2.005	34,478,350
33,923,000	Lloyds Banking Group, Plc.	03/12/24	3.900	36,683,583
24,769,000	Mitsubishi UFJ Financial Group, Inc.	02/22/22	2.998	25,150,724
11,855,000	Mitsubishi UFJ Financial Group, Inc.	03/07/22	3.218	12,064,933
39,660,000	Mitsubishi UFJ Financial Group, Inc.	07/17/25	1.412	40,268,751
105,556,000	Morgan Stanley	05/19/22	2.750	107,691,657
13,760,000	National Australia Bank, Ltd.	09/20/21	3.375	13,814,214
24,842,000	Santander Holdings USA, Inc.	03/28/22	3.700	25,296,048
16,070,000	Santander Holdings USA, Inc.	06/07/24	3.500	17,200,211
47,680,000	Svenska Handelsbanken AB	11/20/23	3.900	51,588,258
61,285,000	Truist Bank	03/09/23	1.250	62,180,968
21,430,000	Truist Financial Corp.	12/06/23	3.750	23,042,733
22,470,000	US Bancorp	05/12/25	1.450	23,038,926
30,005,000	US Bank NA	11/16/21	3.450	30,204,257
13,500,000	US Bank NA	05/23/22	2.650	13,742,703
22,790,000	Wells Fargo & Co. (SOFR + 1.600%)[3]	06/02/24	1.654	23,275,160
19,370,000	Wells Fargo & Co. (SOFR + 2.000%)[3]	04/30/26	2.188	20,159,065
22,155,000	Wells Fargo Bank NA (3-Month USD-LIBOR + 0.650%)[3]	09/09/22	2.082	22,196,451
				1,375,187,384

42,496,000	BIOTECHNOLOGY (0.8%) Amgen, Inc.	05/11/22	2.650	43,201,833
18,240,000	Amgen, Inc.	05/15/22	3.625	18,561,310
25,120,000	Gilead Sciences, Inc.	09/29/23	0.750	25,133,438
				86,896,581

17,250,000	COMPUTERS (0.2%) Dell International LLC / EMC Corp.	06/15/23	5.450	18,642,185

	DIVERSIFIED FINANCIAL SERVICES (3.9%)
6,906,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	05/26/22	3.500	7,051,940
21,880,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	09/15/23	4.500	23,412,594
47,945,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	02/15/24	3.150	50,329,970
3,920,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	10/15/27	4.625	4,402,347
69,908,000	Air Lease Corp.	01/15/22	3.500	70,921,688

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	DIVERSIFIED FINANCIAL SERVICES (continued)
$23,208,000	Air Lease Corp.	02/01/22	3.750%	$23,455,735
37,385,000	Alliance Data Systems Corp.[1]	12/15/24	4.750	38,361,870
8,552,000	American Express Co.	11/05/21	3.700	8,602,943
24,400,000	Aviation Capital Group LLC[1]	01/20/22	2.875	24,603,089
33,230,000	Aviation Capital Group LLC[1]	12/15/24	5.500	37,651,670
33,535,000	Avolon Holdings Funding, Ltd.[1]	01/15/26	5.500	38,273,092
16,045,000	Capital One Financial Corp.	05/11/23	2.600	16,639,618
14,430,000	Credit Acceptance Corp.[1]	12/31/24	5.125	14,917,012
2,785,000	Credit Acceptance Corp.	03/15/26	6.625	2,938,175
48,895,000	Drawbridge Special Opportunities Fund LP1	02/15/26	3.875	50,617,276
25,095,000	Strategic Credit Opportunities Partners LLC	04/01/26	4.250	25,901,980
				438,080,999

74,190,000	ELECTRIC (3.8%) Alexander Funding Trust[1]	11/15/23	1.841	75,442,373
33,445,000	Dominion Energy, Inc.	03/15/25	3.300	36,303,804
39,340,000	Duke Energy Corp. (SOFR + 0.250%)[3]	06/10/23	0.299	39,346,207
61,690,000	Edison International (5-Year CMT Index + 4.698%)[2,5]		5.375	62,499,681
18,525,000	Exelon Generation Co. LLC	06/01/25	3.250	20,047,737
25,345,000	New York State Electric & Gas Corp.	05/01/23	5.750	27,646,499
27,300,000	NextEra Energy Capital Holdings, Inc. (3-Month USD-LIBOR + 0.550%)[3]	08/28/21	0.685	27,309,927
27,921,000	NextEra Energy Capital Holdings, Inc.	04/01/22	2.900	28,408,142
42,385,000	NextEra Energy Capital Holdings, Inc.	03/01/23	0.650	42,537,669
24,425,000	Southern California Edison Co. (SOFR + 0.350%)[3]	06/13/22	0.398	24,437,621
36,892,000	Vistra Operations Co. LLC[1]	09/01/26	5.500	37,998,760
				421,978,420

33,970,000	HEALTHCARE-PRODUCTS (0.3%) Zimmer Biomet Holdings, Inc.	04/01/22	3.150	34,445,470

60,630,000	HEALTHCARE-SERVICES (0.6%) Sutter Health	08/15/25	1.321	61,442,321

24,310,000	INSURANCE (3.4%) Athene Global Funding[1]	01/25/22	4.000	24,757,580
20,325,000	Athene Global Funding[1]	07/01/22	3.000	20,816,235
16,760,000	Athene Global Funding[1]	01/08/24	0.950	16,888,790
18,000,000	Athene Global Funding[1]	01/14/25	2.500	18,892,371
14,345,000	Athene Global Funding[1]	06/29/25	2.550	15,116,523
47,588,000	Enstar Group, Ltd.	03/10/22	4.500	48,511,396
37,190,000	Marsh & McLennan Cos, Inc.	01/30/22	2.750	37,568,267
74,165,000	Northwestern Mutual Global Funding[1]	03/25/24	0.600	74,347,002
19,330,000	Pacific Life Global Funding II1	06/24/25	1.200	19,523,600
29,855,000	Protective Life Global Funding[1]	07/05/24	0.781	29,961,521
37,290,000	Sirius International Group, Ltd.[1]	11/01/26	4.600	38,281,914
31,750,000	United Insurance Holdings Corp.	12/15/27	6.250	32,560,035
				377,225,234

19,060,000	INTERNET (0.2%) Expedia Group, Inc.	12/15/23	3.600	20,249,339

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	INVESTMENT COMPANIES (5.6%)
$56,908,000	Ares Capital Corp.	01/19/22	3.625%	$57,518,363
33,512,000	Ares Capital Corp.	02/10/23	3.500	34,734,238
17,695,000	BlackRock TCP Capital Corp.	03/01/22	4.625	18,027,666
10,429,000	BlackRock TCP Capital Corp.	08/11/22	4.125	10,763,746
41,185,000	BlackRock TCP Capital Corp.	08/23/24	3.900	43,817,814
24,645,000	Blackstone Secured Lending Fund	07/14/23	3.650	25,694,771
19,925,000	Blackstone Secured Lending Fund	01/15/26	3.625	21,236,853
35,855,000	Business Development Corp. of America[1]	12/30/22	4.750	37,234,043
18,375,000	Business Development Corp. of America[1]	12/15/24	4.850	19,560,892
26,475,000	Business Development Corp. of America[1]	03/30/26	3.250	27,002,730
31,955,000	FS KKR Capital Corp.	07/15/24	4.625	34,429,565
24,150,000	FS KKR Capital Corp.	02/01/25	4.125	25,673,903
42,821,000	FS KKR Capital Corp.[1]	02/14/25	4.250	45,492,820
39,855,000	Golub Capital BDC, Inc.	04/15/24	3.375	41,856,007
49,650,000	Main Street Capital Corp.	05/01/24	5.200	54,076,764
33,980,000	Main Street Capital Corp.	07/14/26	3.000	35,168,406
31,201,000	Owl Rock Capital Corp.	04/15/24	5.250	34,120,160
10,000,000	Owl Rock Capital Corp.	03/30/25	4.000	10,679,576
27,070,000	Owl Rock Capital Corp. II1	11/26/24	4.625	28,875,015
20,015,000	Owl Rock Technology Finance Corp.[1]	12/15/25	4.750	22,172,030
				628,135,362

24,145,000	MACHINERY CONSTRUCTION & MINING (0.2%) Caterpillar Financial Services Corp.	07/07/23	0.650	24,313,561

17,865,000	MACHINERY-DIVERSIFIED (0.2%) John Deere Capital Corp.	01/10/22	3.200	18,104,167

	MEDIA (0.2%)
25,287,000	Charter Communications Operating LLC / Charter Communications Operating Capital	07/23/22	4.464	26,100,438

35,498,000	OIL & GAS (1.9%) Apache Corp.	11/15/25	4.625	38,160,350
16,000,000	Equinor ASA	01/23/22	3.150	16,219,956
30,756,000	Occidental Petroleum Corp. (3-Month USD-LIBOR + 1.450%)[2]	08/15/22	1.606	30,588,932
61,645,000	Occidental Petroleum Corp.	08/15/22	2.700	62,205,353
17,822,000	Ovintiv Exploration, Inc.	07/01/24	5.625	19,733,167
30,286,000	Ovintiv, Inc.	11/15/21	3.900	30,288,457
10,072,000	Woodside Finance, Ltd.[1]	09/15/26	3.700	10,954,710
				208,150,925

30,540,000	PHARMACEUTICALS (1.5%) AbbVie, Inc.	12/15/21	5.000	30,714,528
28,971,000	AbbVie, Inc.	03/15/22	3.450	29,379,265
32,890,000	AbbVie, Inc.	11/21/22	2.300	33,722,146
67,077,000	Becton Dickinson & Co.	06/06/22	2.894	68,411,256
				162,227,195

78,564,000	PIPELINES (1.3%) Energy Transfer LP	02/01/22	5.200	79,459,261
42,750,000	EnLink Midstream Partners, LP	06/01/25	4.150	44,147,925

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	CORPORATE BONDS (continued)
	PIPELINES (continued)
$24,865,000	Northriver Midstream Finance LP Term B1	02/15/26	5.625%	$25,642,031
				149,249,217

	REAL ESTATE INVESTMENT TRUSTS (0.4%)
23,540,000	HAT Holdings I LLC / HAT Holdings II LLC[1]	06/15/26	3.375	23,854,965
19,215,000	Scentre Group Trust 1 / Scentre Group Trust 2[1]	01/28/26	3.625	21,112,958
				44,967,923

	RETAIL (0.1%)
11,000,000	Nordstrom, Inc.	04/08/24	2.300	11,040,590

	SEMICONDUCTORS (0.3%)
33,545,000	ams AG1	07/31/25	7.000	35,956,047

	SOFTWARE (0.9%)
104,097,000	Oracle Corp.	05/15/22	2.500	105,505,433

	TELECOMMUNICATIONS (0.9%)
100,479,000	AT&T, Inc.	06/30/22	3.000	102,497,580
2,043,563	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC[1]	03/20/23	3.360	2,050,715
				104,548,295

	TRANSPORTATION (0.4%)
41,623,000	Union Pacific Corp.	07/15/22	4.163	42,742,367
	Total Corporate Bonds (Cost $4,433,569,951)			4,539,574,209

	EXCHANGE-TRADED FUNDS (3.8%)
4,950,000	iShares 1-5 Year Investment Grade Corporate Bond ETF			271,854,000
4,900,000	SPDR Portfolio Short Term Corporate Bond ETF			153,419,000
	Total Exchange-Traded Funds (Cost $425,467,000)			425,273,000

	LOAN PARTICIPATIONS AND ASSIGNMENTS (12.0%)
36,085,000	AAdvantage Loyality IP, Ltd. (3-Month USD-LIBOR + 4.750%)[3]	04/20/28	5.500	37,050,274
21,986,987	Allen Media, LLC (Entertainment Studios) (3-Month USD-LIBOR + 5.500%)[3]	02/10/27	5.647	21,794,601
11,766,470	Aria Energy Operating LLC (1-Month USD-LIBOR + 4.500%)[3]	05/27/22	5.500	11,766,470
47,410,510	Asplundh Tree Expert LLC (1-Month USD-LIBOR + 1.750%)[3]	09/07/27	1.842	46,899,425
20,775,495	Avolon TLB Borrower 1 (US) LLC Term B3 (1-Month USD-LIBOR + 1.750%)[3]	01/15/25	2.500	20,661,853
14,925,000	Avolon TLB Borrower 1 (US) LLC Term B5 (1-Month USD-LIBOR + 2.500%)[3]	12/01/27	3.250	14,913,806
56,670,988	Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.) Term B3 (3-Month USD-LIBOR + 1.750%)[3]	06/01/24	1.897	55,994,336
11,575,124	BCP Renaissance Parent LLC (3-Month USD-LIBOR + 3.500%)[3]	10/31/24	4.500	11,415,966
139,659,618	Boeing Co. (3-Month USD-LIBOR + 1.250%)[3]	02/07/22	1.369	139,415,214
36,432,746	Buckeye Partners LP Term B1 (1-Month USD-LIBOR + 2.250%)[3]	11/01/26	2.354	36,074,976

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS
	(continued)
$36,641,414	Charter Communications Operating LLC (CCO. Safari LLC) Term B1 (1-Month USD-LIBOR + 1.750%)[3]	04/30/25	1.850%	$36,524,894
26,330,054	Clarios Global LP (1-Month USD-LIBOR + 3.250%)[3]	04/30/26	3.342	26,095,454
36,591,045	Clean Harbors, Inc. (1-Month USD-LIBOR + 1.750%)[3]	06/28/24	1.842	36,551,160
25,312,500	DaVita, Inc. Term A (1-Month USD-LIBOR + 1.500%)[3]	08/12/24	1.592	25,138,603
16,452,344	Dell International LLC Term B2 (1-Month USD-LIBOR + 1.750%)[3]	09/19/25	2.000	16,422,894
25,891,030	Delos Finance S.a r.l. (3-Month USD-LIBOR + 1.750%)[3]	10/06/23	1.897	25,826,303
38,650,623	Eastern Power LLC (TPF II LC, LLC) (3-Month USD-LIBOR + 3.750%)[3]	10/02/25	4.750	34,205,801
48,504,198	Elanco Animal Health, Inc. (1-Month USD-LIBOR + 1.750%)[3]	08/01/27	1.850	47,577,283
4,270,362	EnLink Midstream Partners, LP (1-Month USD-LIBOR + 1.500%)[3]	12/10/21	1.600	4,249,010
4,000,000	HCA, Inc. Term B (1-Month USD-LIBOR + 1.750%)[3]	06/30/28	1.842	4,018,000
3,861,469	Icon Plc. (3-Month USD-LIBOR + 2.500%)[3]	07/03/28	3.000	3,851,815
15,498,531	Icon Plc. (3-Month USD-LIBOR + 2.500%)[3]	07/03/28	3.000	15,459,785
33,987,405	Iridium Satellite LLC (1-Month USD-LIBOR + 2.500%)[3]	11/04/26	3.250	33,902,436
37,055,000	Jazz Pharmaceuticals, Inc. (1-Month USD-LIBOR + 3.500%)[3]	05/05/28	4.000	37,089,832
43,488,816	Lumen Technologies, Inc. Term A (1-Month USD-LIBOR + 2.000%)[3]	01/31/25	2.092	43,086,545
22,934,305	Lumen Technologies, Inc. Term B (1-Month USD-LIBOR + 2.250%)[3]	03/15/27	2.342	22,546,027
8,000,000	MPH Acquisition Holdings LLC (3-Month USD-LIBOR + 2.750%)[3]	06/07/23	3.750	7,939,120
38,905,751	NorthRiver Midstream Finance LP Term B (3-Month USD- LIBOR + 3.250%)[3]	10/01/25	3.395	38,521,752
25,000,000	NVA Holdings, Inc. Term A3 (1-Month USD-LIBOR + 2.250%)[3]	02/20/23	2.375	24,750,000
28,572,761	NVA Holdings, Inc. Term A5 (1-Month USD-LIBOR + 2.500%)[3]	02/19/25	2.625	28,001,305
53,745,000	Organon & Co. (3-Month USD-LIBOR + 3.000%)[3]	06/02/28	3.500	53,577,316
23,003,125	Owens-Illinois Group, Inc. (3-Month USD-LIBOR + 1.500%)[3]	06/25/24	1.618	22,801,848
56,857,500	PPD, Inc. (1-Month USD-LIBOR + 2.250%)[3]	01/13/28	2.750	56,674,987
7,687,669	RPI Intermediate Finance Trust Term B1 (1-Month USD-LIBOR + 1.750%)[3]	02/11/27	1.842	7,645,387
45,000,000	SkyMiles IP, Ltd. (3-Month USD-LIBOR + 3.750%)[3] .	10/20/27	4.750	47,487,600
14,195,897	SS&C Technologies Holdings, Inc. Term B3 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.842	13,974,867
10,422,811	SS&C Technologies Holdings, Inc. Term B4 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.842	10,260,528
8,302,424	SS&C Technologies Holdings, Inc. Term B5 (1-Month USD-LIBOR + 1.750%)[3]	04/16/25	1.842	8,169,419
17,625,300	UGI Energy Services, LLC (1-Month USD-LIBOR + 3.750%)[3]	08/13/26	3.842	17,625,300
48,503,438	United AirLines, Inc. Term B (1-Month USD-LIBOR + 3.750%)[3]	04/21/28	4.500	48,521,869
21,057,021	Vistra Operations Co. LLC (Tex Operations Co. LLC) (1-Month USD-LIBOR + 1.750%)[3]	12/31/25	1.841	20,771,488

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	LOAN PARTICIPATIONS AND ASSIGNMENTS (continued)
$19,334,604	Western Digital Corp. Term B4 (1-Month USD-LIBOR + 1.750%)[3]	04/29/23	1.842%	$19,320,103
14,150,237	Wyndham Hotels & Resorts, Inc. Term B (1-Month USD-LIBOR + 1.750%)[3]	05/30/25	1.842	13,991,047
63,838,278	Wynn Resorts, Ltd. Term A (1-Month USD-LIBOR + 1.750%)[3]	09/20/24	1.850	62,561,512
23,603,516	Zebra Buyer LLC (3-Month USD-LIBOR + 3.250%)[3]	04/21/28	3.750	23,603,517
	Total Loan Participations and Assignments (Cost $1,339,941,169)			1,334,731,728

	MUNICIPAL BONDS (0.8%)
110,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bonds[3,4]	11/15/31	1.750	110,366
7,070,000	Indiana Health & Educational Facilities Financing Authority, Revenue Bonds[3,4]	11/15/31	1.750	7,098,947
10,100,000	New Jersey Turnpike Authority, Revenue Bonds (1-Month USD-LIBOR + 0.700%)[3]	01/01/24	0.770	10,201,552
14,775,000	Texas Municipal Gas Acquisition & Supply Corp. I, Revenue Bonds	12/15/26	6.250	17,417,129
47,545,000	Texas Municipal Gas Acquisition & Supply Corp. II, Revenue Bonds (3-Month USD-LIBOR + 0.690%)[3]	09/15/27	0.768	47,986,698
	Total Municipal Bonds (Cost $80,573,757)			82,814,692

	RESIDENTIAL MORTGAGE BACKED SECURITIES (1.1%)
26,580,323	Cascade Funding Mortgage Trust 2019-RM3[1,3,4]	06/25/69	2.800	27,181,358
22,119,179	CFMT LLC 2021-HB5[1,3,4]	02/25/31	0.801	22,119,516
6,809,051	Pepper Residential Securities Trust No. 23A (1-Month USD-LIBOR + 0.950%)[1,3]	08/18/60	1.039	6,702,537
4,087,215	Pepper Residential Securities Trust No. 24A (1-Month USD-LIBOR + 0.900%)[1,3]	11/18/60	0.989	4,077,158
15,792,413	RESIMAC Premier 2019-2A (1-Month USD-LIBOR + 0.950%)[1,3]	02/10/51	1.050	15,711,617
14,131,565	RESIMAC Premier 2020-1A (1-Month USD-LIBOR + 1.050%)[1,3]	02/07/52	1.154	14,186,694
18,323,151	RESIMAC Premier 2021-1A (1-Month USD-LIBOR + 0.700%)[1,3]	07/10/52	0.800	18,307,644
13,867,016	RMF Proprietary Issuance Trust 2019-1[1,3,4]	10/25/63	2.750	13,882,790
	Total Residential Mortgage Backed Securities (Cost $121,600,407)			122,169,314

25,622,000	U.S. GOVERNMENT AGENCY OBLIGATIONS (2.2%) Federal Farm Credit Banks Funding Corp.	08/25/25	0.610	25,561,514
46,000,000	Federal Home Loan Mortgage Corp.	05/19/23	0.250	46,081,418
50,168,000	Federal Home Loan Mortgage Corp.	10/27/25	0.600	50,020,752
36,490,000	Federal Home Loan Mortgage Corp.	10/27/25	0.625	36,400,353
45,500,000	Federal Home Loan Mortgage Corp.	11/12/25	0.600	45,356,417
29,040,000	Federal Home Loan Mortgage Corp.	11/25/25	0.625	29,042,078

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

Principal Amount		Maturity Date	Interest Rate	Value
	U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$37,643	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.756%)[3]	04/01/36	2.117%	$39,237
13,787	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (6-Month USD-LIBOR + 1.740%)[3]	12/01/36	1.990	13,878
17,295	Federal Home Loan Mortgage Corp. (FHLMC) Non Gold Guaranteed (1-Year USD-LIBOR + 1.745%)[3]	01/01/37	2.120	17,481
3,887,371	Federal National Mortgage Association (FNMA)	07/01/35	5.000	4,417,279
242,848	Federal National Mortgage Association (FNMA)	11/01/35	5.500	281,815
30,504	Federal National Mortgage Association (FNMA) (1-Year USD- LIBOR + 1.992%)[3]	07/01/36	2.242	32,538
62,965	Federal National Mortgage Association (FNMA) (1-Year USD- LIBOR + 1.722%)[3]	09/01/36	2.033	66,577
27,663	Federal National Mortgage Association (FNMA) (1-Year USD- LIBOR + 1.754%)[3]	01/01/37	2.129	28,083
227,125	Federal National Mortgage Association (FNMA)	08/01/37	5.500	263,517
2,725,470	Federal National Mortgage Association (FNMA)	08/01/37	5.500	3,153,912
1,140,851	Federal National Mortgage Association (FNMA)	06/01/40	6.500	1,337,849
7,659	Government National Mortgage Association (GNMA) (1-Year CMT Index + 1.500%)[3]	08/20/29	2.250	7,928
	Total U.S. Government Agency Obligations
	(Cost $241,677,691)			242,122,626

212,750,000	U.S. TREASURY BILLS (19.9%) U.S. Treasury Bill[6,7]	09/02/21	0.000	212,742,375
202,000,000	U.S. Treasury Bill[6]	09/09/21	0.000	201,992,673
122,000,000	U.S. Treasury Bill[6]	09/16/21	0.000	121,995,897
112,000,000	U.S. Treasury Bill[6]	09/23/21	0.000	111,995,222
216,500,000	U.S. Treasury Bill[6]	09/30/21	0.000	216,483,145
176,000,000	U.S. Treasury Bill[6]	10/07/21	0.000	175,983,866
193,500,000	U.S. Treasury Bill[6]	10/14/21	0.000	193,480,315
34,000,000	U.S. Treasury Bill[6]	10/21/21	0.000	33,996,210
59,000,000	U.S. Treasury Bill[6]	10/28/21	0.000	58,992,158
149,000,000	U.S. Treasury Bill[6]	11/04/21	0.000	148,980,547
208,000,000	U.S. Treasury Bill[6]	11/12/21	0.000	207,970,385
210,500,000	U.S. Treasury Bill[6]	11/18/21	0.000	210,468,267
168,000,000	U.S. Treasury Bill[6]	11/26/21	0.000	167,974,286
115,750,000	U.S. Treasury Bill[6]	01/06/22	0.000	115,722,236
36,000,000	U.S. Treasury Bill[6]	04/21/22	0.000	35,986,900
	Total U.S. Treasury Bills (Cost $2,214,843,305)			2,214,764,482

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

	Interest Rate	Value
TOTAL INVESTMENTS (Cost $11,160,842,485)[8]	101.3%	$11,271,916,090
LIABILITIES IN EXCESS OF OTHER ASSETS	(1.3)%	(145,412,433)
NET ASSETS	100.0%	$11,126,503,657

[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities owned at July 31, 2021 was $3,359,730,614 or 30.2% of net assets.

[2]	Security that used significant unobservable inputs to determine fair value.
[3]	Variable rate instrument. Interest rates change on specific dates (such as coupon or interest payment date). The yield shown represents the July 31, 2021 coupon or interest rate.
[4]	This variable rate security is based on a predetermined schedule and the rate at period end also represents the reference rate at period end.
[5]	Security is perpetual in nature and has no stated maturity date.
[6]	Security issued with zero coupon. Income is recognized through accretion of discount.
[7]	All or a portion of this security is held at the broker as collateral for open futures contracts.
[8]	The aggregate cost for federal income tax purposes is $11,160,842,485, the aggregate gross unrealized appreciation is $132,903,745 and the aggregate gross unrealized depreciation is $26,408,017, resulting in net unrealized appreciation of $106,495,728.

Abbreviations:

CMT	−	Constant Maturity Treasury.
FHLMC	−	Federal Home Loan Mortgage Corporation.
FNMA	−	Federal National Mortgage Association.
GNMA	−	Government National Mortgage Association.
LIBOR	−	London Interbank Offered Rate.
SOFR	−	Secured Overnight Financing Rate.

FINANCIAL FUTURES CONTRACTS

The following futures contracts were open at July 31, 2021:

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Gain / (Loss)
Contracts to Sell:
U.S. Treasury 2-Year Notes	1,500	September 2021	$331,078,125	$330,984,375	$93,750
U.S. Treasury 5-Year Notes	5,800	September 2021	717,526,188	721,782,815	(4,256,627)
U.S. Treasury 10-Year Notes	166	September 2021	21,904,219	22,319,219	(415,000)
					$(4,577,877)

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Limited Duration Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations and over-the-counter derivatives. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include asset backed securities and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2021
Asset Backed Securities	$–	$1,772,783,339	$67,620,035	$1,840,403,374
Commercial Mortgage Backed Securities	–	470,062,665	–	470,062,665
Corporate Bonds	–	4,539,574,209	–	4,539,574,209
Exchange-Traded Funds	425,273,000	–	–	425,273,000
Loan Participations and Assignments	–	1,334,731,728	–	1,334,731,728
Municipal Bonds	–	82,814,692	–	82,814,692
Residential Mortgage Backed Securities	–	122,169,314	–	122,169,314
U.S. Government Agency Obligations	–	242,122,626	–	242,122,626
U.S. Treasury Bills	–	2,214,764,482	–	2,214,764,482
Total Investment, at value	$425,273,000	$10,779,023,055	$67,620,035	$11,271,916,090

Other Financial Instruments, at value
Financial Futures Contracts	$(4,577,877)	$–	$–	$(4,577,877)
Other Financial Instruments, at value	$(4,577,877)	$–	$–	$(4,577,877)

BBH LIMITED DURATION FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2021 (unaudited)

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period ended July 31, 2021:

	Asset Backed Securities	Loan Participations and Assignments	Total
Balance as of October 31, 2020	$71,714,438	$29,455,128	$101,169,566
Purchases	-	-	-
Sales / Paydowns	(17,471,341)	(25,804,424)	(43,275,765)
Realized gains (losses)	1,377	34,065	35,442
Change in unrealized appreciation (depreciation)	93,270	544,844	638,114
Amortization	48,140	19,397	67,537
Transfers from Level 3	-	(4,249,010)	(4,249,010)
Transfers to Level 3	13,234,151	-	13,234,151
Balance as of July 31, 2021	$67,620,035	$-	$67,620,035

The Fund’s investments classified as Level 3 were valued using a model approach, including the Fund’s assumptions in determining their fair value.

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.